SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Cash Flow Statement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 269,090	$ 230,667
Payments to Acquire Property, Plant, and Equipment	112,737	196,411
Net Cash Provided by (Used in) Investing Activities	(109,463)	(169,947)
Payments of Dividends	129,842	129,235
Payments of Ordinary Dividends, Noncontrolling Interest	136,680	137,980
Proceeds from (Repayments of) Short-term Debt	180,452	(101,773)
Repayments of Long-term Debt	1,951	652,148
Issuance of common stock	3,722	3,964
Proceeds from (Payments for) Other Financing Activities	(13,395)	(1,189)
Net Cash Provided by (Used in) Financing Activities	(97,694)	(21,131)
Cash and Cash Equivalents, Period Increase (Decrease)	61,933	39,589
Cash and Cash Equivalents, at Carrying Value	310,808	137,219	$ 248,875	$ 97,619
Issuance of long-term debt, net of discounts	0	1,000,000
Payments of Financing Costs	0	2,770
Net Cash Provided by (Used in) Discontinued Operations	0	(11)
Net Cash Provided by (Used in) Continuing Operations	61,933	39,600
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	(530,500)	(530,500)
Payments to Acquire Property, Plant, and Equipment	0	0
Payments for (Proceeds from) Other Investing Activities	0	0
Net Cash Provided by (Used in) Investing Activities	0	0
Payments of Dividends	666,000
Payments of Ordinary Dividends, Noncontrolling Interest	(135,500)
Intercompany Borrowings Advances	0
Proceeds from (Repayments of) Short-term Debt	0
Repayments of Long-term Debt	0
Issuance of common stock	0	0
Proceeds from (Payments for) Other Financing Activities	0
Net Cash Provided by (Used in) Financing Activities	530,500	530,500
Cash and Cash Equivalents, Period Increase (Decrease)	0	0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Issuance of long-term debt, net of discounts		0
Payments of Financing Costs		0
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	134,200	167,100
Payments to Acquire Property, Plant, and Equipment	(100)	0
Payments for (Proceeds from) Other Investing Activities	0	0
Net Cash Provided by (Used in) Investing Activities	(100)	0
Payments of Dividends	(129,800)	(129,200)
Payments of Ordinary Dividends, Noncontrolling Interest	0
Intercompany Borrowings Advances	52,100	(5,700)
Proceeds from (Repayments of) Short-term Debt	0
Repayments of Long-term Debt	(100)	(200)
Issuance of common stock	3,700	4,000
Proceeds from (Payments for) Other Financing Activities	(6,200)	(1,200)
Net Cash Provided by (Used in) Financing Activities	(80,300)	(132,300)
Cash and Cash Equivalents, Period Increase (Decrease)	53,800	34,800
Cash and Cash Equivalents, at Carrying Value	302,300	127,300	248,500	92,500
Issuance of long-term debt, net of discounts		0
Payments of Financing Costs		0
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	322,100	318,800
Payments to Acquire Property, Plant, and Equipment	0	0
Payments for (Proceeds from) Other Investing Activities	0	0
Net Cash Provided by (Used in) Investing Activities	0	0
Payments of Dividends	(333,000)	(333,000)
Payments of Ordinary Dividends, Noncontrolling Interest	0
Intercompany Borrowings Advances	(162,400)	(231,200)
Proceeds from (Repayments of) Short-term Debt	180,500	(101,800)
Repayments of Long-term Debt	0	(650,000)
Issuance of common stock	0	0
Proceeds from (Payments for) Other Financing Activities	(7,200)	0
Net Cash Provided by (Used in) Financing Activities	(322,100)	(318,800)
Cash and Cash Equivalents, Period Increase (Decrease)	0	0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Issuance of long-term debt, net of discounts		1,000,000
Payments of Financing Costs		(2,800)
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	18,800	18,700
Payments to Acquire Property, Plant, and Equipment	0	0
Payments for (Proceeds from) Other Investing Activities	2,900	3,200
Net Cash Provided by (Used in) Investing Activities	2,900	3,200
Payments of Dividends	(333,000)
Payments of Ordinary Dividends, Noncontrolling Interest	0
Intercompany Borrowings Advances	319,400	315,900
Proceeds from (Repayments of) Short-term Debt	0
Repayments of Long-term Debt	0
Issuance of common stock	0	0
Proceeds from (Payments for) Other Financing Activities	0
Net Cash Provided by (Used in) Financing Activities	(13,600)	(17,100)
Cash and Cash Equivalents, Period Increase (Decrease)	8,100	4,800
Cash and Cash Equivalents, at Carrying Value	8,500	9,900	400	5,100
Issuance of long-term debt, net of discounts		0
Payments of Financing Costs		0
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	324,500	256,500
Payments to Acquire Property, Plant, and Equipment	(112,600)	(196,400)
Payments for (Proceeds from) Other Investing Activities	300	23,300
Net Cash Provided by (Used in) Investing Activities	(112,300)	(173,100)
Payments of Dividends	0
Payments of Ordinary Dividends, Noncontrolling Interest	(1,200)	(2,500)
Intercompany Borrowings Advances	(209,100)	(79,000)
Proceeds from (Repayments of) Short-term Debt	0
Repayments of Long-term Debt	(1,900)
Issuance of common stock	0	0
Proceeds from (Payments for) Other Financing Activities	0
Net Cash Provided by (Used in) Financing Activities	(212,200)	(83,400)
Cash and Cash Equivalents, Period Increase (Decrease)	0	0
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Issuance of long-term debt, net of discounts		0
Payments of Financing Costs		0
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	269,100	230,600
Payments to Acquire Property, Plant, and Equipment	(112,700)	(196,400)
Payments for (Proceeds from) Other Investing Activities	3,200	26,500
Net Cash Provided by (Used in) Investing Activities	(109,500)	(169,900)
Payments of Dividends	(129,800)	(129,200)
Payments of Ordinary Dividends, Noncontrolling Interest	(136,700)	(138,000)
Intercompany Borrowings Advances	0	0
Proceeds from (Repayments of) Short-term Debt	180,500	(101,800)
Repayments of Long-term Debt	(2,000)	(652,100)
Issuance of common stock	3,700	4,000
Proceeds from (Payments for) Other Financing Activities	(13,400)	(1,200)
Net Cash Provided by (Used in) Financing Activities	(97,700)	(21,100)
Cash and Cash Equivalents, Period Increase (Decrease)	61,900	39,600
Cash and Cash Equivalents, at Carrying Value	$ 310,800	137,200	$ 248,900	$ 97,600
Issuance of long-term debt, net of discounts		1,000,000
Payments of Financing Costs		$ (2,800)